PENSION COSTS (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Retirement Benefits [Abstract]
Pension scheme, Contribution	$ 3,061	$ 4,322	$ 5,275	$ 10,064